Intangible Assets - Schedule of Detailed Information of Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance			$ 24,503
Disposal			(600)		$ (2,105)
Impairment	$ (19,400)	$ 0	(19,400)	$ 0	0
Ending balance	4,503		4,503		24,503
Linzagolix [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			20,000
Disposal			(600)		0
Impairment			(19,400)		0
Ending balance	0		0		20,000
Nolasiban [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			4,503
Disposal			0		0
Impairment			0		0
Ending balance	$ 4,503		4,503		4,503
Ebopiprant [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			0
Disposal					(2,105)
Impairment					0
Ending balance					0
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			24,503	26,608	26,608
Ending balance					24,503
Gross Carrying Amount [Member] | Linzagolix [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			20,000	20,000	20,000
Ending balance					20,000
Gross Carrying Amount [Member] | Nolasiban [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance			$ 4,503	4,503	4,503
Ending balance					4,503
Gross Carrying Amount [Member] | Ebopiprant [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance				$ 2,105	$ 2,105